Credit facilities (Tables)	12 Months Ended
Dec. 31, 2023
Promissory Note [Member]
Short-Term Debt [Line Items]
Schedule of short-term loans

Promissory note

Outstanding balances on promissory note consist of the following:

Lender Name	Maturities	Interest Rate	Collateral/ Guarantee	As of December 31, 2023	As of December 31, 2022

Kaufaman & Canoles, P. C. (“KC”)	February 15, 2023*	0.0%	None	$-	$170,000

*	This promissory note has a default interest of 15% per annum beginning on February 15, 2023 until paid in full. In June 2023, the Company and KC has entered into a settlement agreement (“the Agreement”) to settle the promissory note. Pursuant to the Agreement, the Company shall pay KC (1) $100,000 within two days of the dates that the Company’s US counsel, Loeb & Loeb, confirm that it has received from KC all information and documents necessary for them to prepare an amended S-1 registration statement covering the resale of securities, and (2) $60,000 within two business days after the date the first amendment to the registration statement is filed with the SEC. As of December 31, 2023, the balance owed to KC amounted to $60,000 and classified as other payables and accrued liabilities in the accompanying consolidated balance sheets.

Convertible Notes Third Parties [Member]
Short-Term Debt [Line Items]
Schedule of short-term loans

Convertible notes – third parties

Outstanding balances on convertible notes consist of the following:

Lender Name	Maturities	Interest Rate	Collateral/ Guarantee	December 31, 2023	December 31, 2022

Maxim Group LLC (“Maxim”)	July 31, 2024	0.0%	Automatically be converted into the Company’s ordinary shares at $5.00 per share if the balance is not being repaid by the maturity date	$2,113,125	$2,113,125
Menora Capital Pte Ltd (“Menora”)	November 17, 2023 (1)	0.0%	Right to convert into the Company’s ordinary shares equal to the unpaid Principal Amount as of the Maturity Date divided by the five day VWAP Price of the Company’s ordinary shares immediately preceding the maturity date if the balance is not being repaid by the maturity date	-	87,500
Loeb & Loeb LLP (“Loeb”)	November 17, 2023 (2)	0.0%	(1) 60,000 of the Company ordinary share has been issued to Loeb, which is subject to be returned and cancellation if the Company repaid the full or part of the convertible note, and (2) Loeb has the right to sell the ordinary shares in public market and the earning from the sales should be offset the remaining balance of the convertible note	300,000	300,000
Shine Link Limited (“Shine Link”)	November 17, 2023 (1)	0.0%	Right to convert into the Company’s ordinary shares equal to the unpaid Principal Amount as of the Maturity Date divided by the five day VWAP Price of the Company’s ordinary shares immediately preceding the maturity date if the balance is not being repaid by the maturity date	-	119,000
Total				$2,413,125	$2,619,625

(1)	Converted the note balances into the Company’s ordinary shares in May 2023. See Note 15 for detail.

(2)	The maturity date is being extended into three equal installments of $100,000, with the first installment due on or prior to April 30, 2024, the second installment on or prior to May 31, 2024 and the third installment on or prior to June 30, 2024. See Note 20 for detail.

Convertible notes – related parties

Lender Name	Maturities	Interest Rate	Collateral/ Guarantee	December 31, 2023	December 31, 2022

8i Holdings 2 Ptd Ltd (“8i Holding”) (1)	November 17, 2023 (3)	0.0%	Right to convert into the Company’s ordinary shares equal to the unpaid Principal Amount as of the Maturity Date divided by the five day VWAP Price of the Company’s ordinary shares immediately preceding the maturity date if the balance is not being repaid by the maturity date	$-	$82,600
Meng Dong (James) Tan (2)	November 17, 2023 (3)	0.0%	Right to convert into the Company’s ordinary shares equal to the unpaid Principal Amount as of the Maturity Date divided by the five day VWAP Price of the Company’s ordinary shares immediately preceding the maturity date if the balance is not being repaid by the maturity date	-	700,000
Total				$-	$782,600

1)	Mr. Meng Dong (James) Tan, the Company’s related party who had more than 10% ownership of the Company, is the sole shareholder and director of 8i Holdings 2 Pte. Ltd. Mr. Tan has sole voting and dispositive power over the shares.

2)	Mr. Meng Dong (James) Tan, the Company’s related party has more than 10% ownership of the Company.

3)	Converted the note balances into the Company’s ordinary shares in May 2023. See Note 15 for detail.

Related Party [Member]
Short-Term Debt [Line Items]
Schedule of short-term loans

Short term loans – related parties

Outstanding balances on short term loans from related parties consist of the following:

Lender Name	Maturities	Interest Rate	Collateral/ Guarantee	December 31, 2023	December 31, 2022

Meng Dong (James) Tan (2)	December 31, 2023 (1)	8.0%	None	$23,634	$-
Alfred Lim (3)	December 31, 2023, extended to June 30, 2024	8.0%	None	138,119	-
8i Enterprises Pte. Ltd(4)	December 31, 2023 (1)	8.0%	None	597,689	-
Total				$759,442	$-

(1)	Converted the loan balances into the Company’s ordinary shares in March 2024. See Note 20.
(2)	Mr. Meng Dong (James) Tan, the Company’s related party has more than 10% ownership of the Company.
(3)	Mr. Alfred Lim is an executive director of the Company.
(4)

Mr. Meng Dong (James) Tan, the Company’s related party who had more than 10% ownership of the Company, is the sole shareholder and director of 8i Enterprises Pte. Ltd. Mr. Tan has sole voting and dispositive power over the shares.